Investment Securities - Disclosure of Unrealized Gains and Losses on Fair Value Through Other Comprehensive Income Securities (Detail) - Financial assets measured at fair value through other comprehensive income, category [member] - CAD ($)
$ in Millions
	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Cost	$ 83,324	$ 80,789	$ 52,889
Gross unrealized gains	134	54	404
Gross unrealized losses	2,338	2,500	682
Fair value	81,120	78,343	52,611
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	10,877	9,913	5,694
Gross unrealized gains	5	3	135
Gross unrealized losses	202	205	25
Fair value	10,680	9,711	5,804
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Cost	4,999	5,494	5,202
Gross unrealized gains	4	2	12
Gross unrealized losses	258	295	59
Fair value	4,745	5,201	5,155
U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	37,494	36,576	13,528
Gross unrealized gains	22	17	188
Gross unrealized losses	892	1,059	79
Fair value	36,624	35,534	13,637
Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	28,414	27,329	27,126
Gross unrealized gains	102	31	60
Gross unrealized losses	956	911	515
Fair value	27,560	26,449	26,671
Other debt [member]
Disclosure of financial assets [line items]
Cost	1,540	1,477	1,339
Gross unrealized gains	1	1	9
Gross unrealized losses	30	30	4
Fair value	$ 1,511	$ 1,448	$ 1,344